Document and Entity Information	12 Months Ended
Sep. 16, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000042582
Document Type	8-K/A
Amendment Description	Amendment No. 1
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	THE GOODYEAR TIRE & RUBBER COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	1-1927
Entity Tax Identification Number	34-0253240
Entity Address, Address Line One	200 Innovation Way
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44316-0001
City Area Code	330
Local Phone Number	796-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	GT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false